Note 4 - Basic and Diluted Loss Per Common Share (Details Textual) - shares shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	91.7	85.2	93.9	90.3	6.6